Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704

July 2, 2021

Jeremy C. Smith
(212) 596-9858
jeremy.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	The Merger Fund (Registration Nos. 002-76969 and 811-03345)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of The Merger Fund (the “Trust”) is Post-Effective Amendment No. 71 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 72 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Trust is filing the Amendment to make certain material changes to its registration statement. The changes described in this amendment are contingent upon completion of a transaction by which Westchester Capital Management is expected to be acquired by Virtus Investment Partners, as well as attendant shareholder approvals of the proposals included in the proxy statement dated May 24, 2021, and approval by the incoming Board of Trustees of other changes reflected in this amendment, including the changes described herein regarding share class designations and terms.

Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective sixty days after filing.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 212-596-9858.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith

cc:	Bruce C. Rubin, Westchester Capital Management, LLC